Intangible Assets - Disclosure of key assumptions used to determine the value in use (Details) - Customer Relationships	Dec. 31, 2025
Disclosure of detailed information about intangible assets [line items]
Pre-tax valuation discount rate	27.00%
Breakeven discount rate	27.10%
Compensation payout ratio	60.30%
Breakeven compensation payout ratio	60.30%